N-2 - USD ($)		1 Months Ended	2 Months Ended		3 Months Ended
		Sep. 26, 2022	Sep. 14, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001259429
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Oxford Square Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

2.00

%(2)

Offering expenses borne by us (as a percentage of offering price)

0.13

%(3)

Distribution reinvestment plan expenses

None

(4)

Total stockholder transaction expenses (as a percentage of offering price)

2.13

%

Sales Load [Percent]	[1]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.13%
Other Transaction Expenses [Percent]		2.13%
Annual Expenses [Table Text Block]

Annual expenses (estimated as a percentage of net assets attributable to common stock):

Base management fee

2.45

%(5)

Incentive fees payable under our investment advisory agreement

2.86

%(6)

Interest payments on borrowed funds

3.19

%(7)

Other expenses

1.47

%(8)

Total annual expenses

9.97

%(9)

Management Fees [Percent]	[3]	2.45%
Interest Expenses on Borrowings [Percent]	[4]	3.19%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	2.86%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	1.47%
Total Annual Expenses [Percent]	[8]	9.97%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above, and that we pay the transaction expenses set forth in the table above, including a sales load of 2.0% paid by you (the commission to be paid by us with respect to common stock sold by us in this offering).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return(1)	$116	$293	$452	$786
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized gains(2)	$99	$248	$388	$702

____________

(1)      Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.

(2)      Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contains a reference to fees or expenses paid by “us” or “OXSQ,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in OXSQ.

Basis of Transaction Fees, Note [Text Block]		The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
Other Expenses, Note [Text Block]		“Other expenses” (approximately $4.4 million) are based on the actual expenses for the six months ended June 30, 2023, and adjusted for any new and non-recurring expenses. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.
Acquired Fund Fees and Expenses, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement and the accompanying prospectus contains a reference to fees or expenses paid by “us” or “OXSQ,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in OXSQ.

Fees and Expenses(1)
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00	%(2)
Offering expenses borne by us (as a percentage of offering price)	0.13	%(3)
Distribution reinvestment plan expenses	None	(4)
Total stockholder transaction expenses (as a percentage of offering price)	2.13%
Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	2.45	%(5)
Incentive fees payable under our investment advisory agreement	2.86	%(6)
Interest payments on borrowed funds	3.19	%(7)
Other expenses	1.47	%(8)
Total annual expenses	9.97	%(9)

____________

(1)      Pursuant to the equity distribution agreement, the Company may sell up to $150.0 million shares. To date, the Company has sold approximately $10.3 million shares under their “at-the-market” offering program, which leaves $139.7 million shares available for sale under the equity distribution agreement. The figures in this table reflect the $139.7 million shares that remain available for sale under the equity distribution agreement.

(2)      Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to Ladenburg Thalmann & Co. Inc. in connection with sales of shares of our common stock effected by Ladenburg Thalmann & Co. Inc. under the equity distribution agreement. There is no guaranty that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(3)      The offering expenses of this offering are estimated to be approximately $185,000.

(4)      The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.

(5)      Assumes gross assets (which equals the total assets on our Statements of Assets and Liabilities adjusted as described in this footnote) of approximately $494.0 million and $149.7 million of leverage (including approximately $24.4 million in aggregate principal of our 6.50% Unsecured Notes, which represents the approximately $64.4 million aggregate principal as of June 30, 2023, adjusted to reflect the principal repayment of $40.0 million on July 24, 2023, approximately $44.8 million in aggregate principal of our 6.25% Unsecured Notes as of June 30, 2023, and approximately $80.5 million in aggregate principal of our 5.50% Unsecured Notes as of June 30, 2023), and assumes net assets of approximately $302.1 million (which has been adjusted to reflect the issuance of an additional approximately $139.7 million of common stock). The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of the Company, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Management and Other Agreements” in the accompanying prospectus for additional information.

(6)      Assumes that annual incentive fees earned by Oxford Square Management remain consistent with the incentive fees earned by Oxford Square Management during the six months ended June 30, 2023, adjusted to include the estimated incentive fee based on the issuance of an additional approximately $139.7 million of common stock, and excludes any reversal of previously accrued investment income incentive fees or hypothetical capital gains incentive fees described below. In subsequent periods, incentive fees would increase if, and to the extent that, we earn greater interest income through our investments in portfolio companies and realize additional gains upon the sale of investments in such companies. The incentive fee consists of two parts. The first part, which is payable quarterly in arrears, equals the amount by which (x) the “Pre-Incentive Fee Net Investment Income” for the immediately preceding calendar quarter exceeds (y) the “Preferred Return Amount” for that calendar quarter. Effective April 1, 2016, a “Preferred Return Amount” is calculated on a quarterly basis by multiplying 1.75% by the Company’s net asset value at the end of the immediately preceding calendar quarter. The net investment income incentive fee is then calculated as follows: (a) no net investment income incentive fee is payable to Oxford Square Management in any calendar quarter in which the “Pre-Incentive Fee Net Investment Income” does not exceed the “Preferred Return Amount”; (b) 100% of the “Pre-Incentive Fee Net Investment Income” for such quarter, if any, that exceeds the “Preferred Return Amount” but is less than or equal to a “Catch-Up Amount” determined on a quarterly basis by multiplying 2.1875% by OXSQ’s net asset value at the end of such calendar quarter; and (c) for any quarter in which the “Pre-Incentive Fee Net Investment Income” exceeds the “Catch-Up Amount,” the net investment income incentive fee will be 20% of the amount of the “Pre-Incentive Fee Net Investment Income” for such quarter. In addition, effective April 1, 2016, the calculation of the Company’s net investment income incentive fee is subject to a total return requirement, (the “Total Return Requirement”) which provides that a net investment income incentive fee will not be payable to Oxford Square Management except to the extent 20% of the “cumulative net increase in net assets resulting from operations” (which is the amount, if positive, of the sum of the “Pre-Incentive Fee Net Investment Income,” realized gains and losses and unrealized appreciation and depreciation) during the calendar quarter for which such fees are being calculated and the eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016) exceeds the cumulative net investment income incentive fees accrued and/or paid for such eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016). The second part of the incentive fee equals 20.0% of our net realized gains for the calendar year less any unrealized losses for such year and will be payable at the end of each calendar year. It should be noted that no capital gains incentive fee was calculated as of June 30, 2023, which is calculated based upon an assumed liquidation of the entire portfolio, and no other changes in realized or unrealized gains and losses, as of June 30, 2023 and the termination of the Investment Advisory Agreement on such date. For a detailed discussion of the calculation of the incentive fees, see “Management and Other Agreements” in the accompanying prospectus.

(7)      Assumes that we have approximately $149.7 million of outstanding principal borrowings as of June 30, 2023. The calculation also assumes an effective interest rate of 7.06% (including amortization of deferred issuance costs) on the approximately $24.4 million of 6.50% Unsecured Notes outstanding, which represents the approximately $64.4 million aggregate principal as of June 30, 2023, adjusted to reflect the principal repayment of $40.0 million on July 24, 2023, an effective interest rate of 6.82% (including amortization of deferred issuance costs) on the approximately $44.8 million of 6.25% Unsecured Notes outstanding as of June 30, 2023, and an effective interest rate of 6.02% (including amortization of deferred issuance costs) on the approximately $80.5 million of 5.50% Unsecured Notes outstanding as of June 30, 2023. This table includes all of the commitment fees, interest expense and amortized financing costs of the 6.50% Unsecured Notes, 6.25% Unsecured Notes, and 5.50% Unsecured Notes, as well as the fees and expenses of issuing and servicing any other borrowings or leverage that the Company expects to incur during the 12 months following the filing of this prospectus supplement.

(8)      “Other expenses” (approximately $4.4 million) are based on the actual expenses for the six months ended June 30, 2023, and adjusted for any new and non-recurring expenses. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.

(9)      “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then OXSQ’s total annual expenses would have been 18.42%.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We operate as a closed-end management investment company and have elected to be regulated as a business development company, or “BDC,” under the Investment Company Act of 1940, as amended, or the “1940 Act.” Our investment objective is to maximize our portfolio’s total return. Our primary current focus is to seek an attractive risk-adjusted total return by investing primarily in corporate debt securities and collateralized loan obligation, or “CLO,” structured finance investments that own corporate debt securities. CLO investments may also include warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a traditional CLO vehicle. We may also invest in publicly traded debt and/or equity securities. The portfolio companies in which we invest, however, will generally be considered below investment grade, and their debt securities may in turn be referred to as “junk.” A portion of our investment portfolio may consist of debt investments for which issuers are not required to make significant principal payments until the maturity of the senior loans, which could result in a substantial loss to us if such issuers are unable to refinance or repay their debt at maturity. In addition, many of the debt securities we hold typically contain interest reset provisions that may make it more difficult for a borrower to repay the loan in a rising interest rate environment, heightening the risk that we may lose all or part of our investment. The CLO vehicles in which we invest are formed by raising various classes or “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. The tranches of CLO vehicles rated “BB” or “B” may be referred to as “junk.” The equity of a CLO vehicle, which is the most common tranche of a CLO vehicle in which we invest, is generally required to absorb the CLO’s losses before any of the CLO’s other tranches and it also has the lowest level of payment priority among the CLO’s tranches; therefore, the equity is typically the riskiest of CLO investments.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of and carefully consider the various risks associated with the investment, including those described in this prospectus, any accompanying prospectus supplement, any related free writing prospectus we may authorize in connection with a specific offering, “Part I, Item IA. Risk Factors” in our most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2021, filed with the SEC on March 7, 2022, which is incorporated by reference herein in their entirety, “Part II, Item 1A. Risk Factors” in our most recent Quarterly Report on Form 10-Q for the quarter ended June 30, 2022, filed with the SEC on July 28, 2022, which is incorporated by reference herein in their entirety, and any document incorporated by reference herein. You should carefully consider these risk factors, together with all of the other information included in this prospectus, any accompanying prospectus supplement and any related free writing prospectus we may authorize in connection with a specific offering, before you decide whether to make an investment in our securities. The risks set out and described in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our business, operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements.”

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

The following information is qualified by reference to, and should be read in conjunction with, the information in our most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2021, filed with the SEC on March 7, 2022, and in our most recent Quarterly Report on Form 10-Q for the quarter ended June 30, 2022, filed with the SEC on July 28, 2022, regarding the price range of our common stock, distributions and stockholders of record, which is incorporated by reference herein.

Our common stock is traded on the Nasdaq Global Select Market under the symbol “OXSQ.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value, or “NAV,” per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

Lowest Price or Bid			$ 3.52		$ 3.45		$ 3.68		$ 3.79		$ 3.86		$ 4.56		$ 3.05		$ 2.36		$ 2.29		$ 2.1		$ 2.04
Highest Price or Bid			$ 4.05		$ 4.29		$ 4.42		$ 4.47		$ 5		$ 5.22		$ 4.78		$ 3.47		$ 3		$ 3.74		$ 6.26
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]				16.90%		(4.90%)		(9.10%)		(0.60%)		6.30%		(2.00%)		(23.70%)		(22.10%)		5.60%		88.60%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]				(6.00%)		(20.90%)		(23.00%)		(23.30%)		(7.10%)		(37.50%)		(48.10%)		(40.50%)		(40.70%)		(38.60%)
Latest Share Price (Deprecated 2023-01-31)				[10]	$ 0.105	[10]	$ 0.105	[10],[11]	$ 0.105	[10],[11]	$ 0.105	[11]	$ 0.105	[10],[11]	$ 0.105	[10],[11]	$ 0.105	[10]	$ 0.105	[10],[11]	$ 0.201	[10]	$ 0.201	[10]
Latest NAV (Deprecated 2023-01-31)				[12]	$ 3.67	[12]	$ 4.65	[12]	$ 4.92	[12]	$ 5.03	[12]	$ 4.91	[12]	$ 4.88	[12]	$ 4.55		$ 3.85	[12]	$ 3.54	[12]	$ 3.32	[12]
Other Performance Based Incentive Fees [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	$ 116
Expense Example, Years 1 to 3	[13]	293
Expense Example, Years 1 to 5	[13]	452
Expense Example, Years 1 to 10	[13]	786
Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[14]	99
Expense Example, Years 1 to 3	[14]	248
Expense Example, Years 1 to 5	[14]	388
Expense Example, Years 1 to 10	[14]	$ 702

[1]	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to Ladenburg Thalmann & Co. Inc. in connection with sales of shares of our common stock effected by Ladenburg Thalmann & Co. Inc. under the equity distribution agreement. There is no guaranty that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The offering expenses of this offering are estimated to be approximately $185,000.
[3]	Assumes gross assets (which equals the total assets on our Statements of Assets and Liabilities adjusted as described in this footnote) of approximately $494.0 million and $149.7 million of leverage (including approximately $24.4 million in aggregate principal of our 6.50% Unsecured Notes, which represents the approximately $64.4 million aggregate principal as of June 30, 2023, adjusted to reflect the principal repayment of $40.0 million on July 24, 2023, approximately $44.8 million in aggregate principal of our 6.25% Unsecured Notes as of June 30, 2023, and approximately $80.5 million in aggregate principal of our 5.50% Unsecured Notes as of June 30, 2023), and assumes net assets of approximately $302.1 million (which has been adjusted to reflect the issuance of an additional approximately $139.7 million of common stock). The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of the Company, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Management and Other Agreements” in the accompanying prospectus for additional information.
[4]	Assumes that we have approximately $149.7 million of outstanding principal borrowings as of June 30, 2023. The calculation also assumes an effective interest rate of 7.06% (including amortization of deferred issuance costs) on the approximately $24.4 million of 6.50% Unsecured Notes outstanding, which represents the approximately $64.4 million aggregate principal as of June 30, 2023, adjusted to reflect the principal repayment of $40.0 million on July 24, 2023, an effective interest rate of 6.82% (including amortization of deferred issuance costs) on the approximately $44.8 million of 6.25% Unsecured Notes outstanding as of June 30, 2023, and an effective interest rate of 6.02% (including amortization of deferred issuance costs) on the approximately $80.5 million of 5.50% Unsecured Notes outstanding as of June 30, 2023. This table includes all of the commitment fees, interest expense and amortized financing costs of the 6.50% Unsecured Notes, 6.25% Unsecured Notes, and 5.50% Unsecured Notes, as well as the fees and expenses of issuing and servicing any other borrowings or leverage that the Company expects to incur during the 12 months following the filing of this prospectus supplement.
[5]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[6]	Assumes that annual incentive fees earned by Oxford Square Management remain consistent with the incentive fees earned by Oxford Square Management during the six months ended June 30, 2023, adjusted to include the estimated incentive fee based on the issuance of an additional approximately $139.7 million of common stock, and excludes any reversal of previously accrued investment income incentive fees or hypothetical capital gains incentive fees described below. In subsequent periods, incentive fees would increase if, and to the extent that, we earn greater interest income through our investments in portfolio companies and realize additional gains upon the sale of investments in such companies. The incentive fee consists of two parts. The first part, which is payable quarterly in arrears, equals the amount by which (x) the “Pre-Incentive Fee Net Investment Income” for the immediately preceding calendar quarter exceeds (y) the “Preferred Return Amount” for that calendar quarter. Effective April 1, 2016, a “Preferred Return Amount” is calculated on a quarterly basis by multiplying 1.75% by the Company’s net asset value at the end of the immediately preceding calendar quarter. The net investment income incentive fee is then calculated as follows: (a) no net investment income incentive fee is payable to Oxford Square Management in any calendar quarter in which the “Pre-Incentive Fee Net Investment Income” does not exceed the “Preferred Return Amount”; (b) 100% of the “Pre-Incentive Fee Net Investment Income” for such quarter, if any, that exceeds the “Preferred Return Amount” but is less than or equal to a “Catch-Up Amount” determined on a quarterly basis by multiplying 2.1875% by OXSQ’s net asset value at the end of such calendar quarter; and (c) for any quarter in which the “Pre-Incentive Fee Net Investment Income” exceeds the “Catch-Up Amount,” the net investment income incentive fee will be 20% of the amount of the “Pre-Incentive Fee Net Investment Income” for such quarter. In addition, effective April 1, 2016, the calculation of the Company’s net investment income incentive fee is subject to a total return requirement, (the “Total Return Requirement”) which provides that a net investment income incentive fee will not be payable to Oxford Square Management except to the extent 20% of the “cumulative net increase in net assets resulting from operations” (which is the amount, if positive, of the sum of the “Pre-Incentive Fee Net Investment Income,” realized gains and losses and unrealized appreciation and depreciation) during the calendar quarter for which such fees are being calculated and the eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016) exceeds the cumulative net investment income incentive fees accrued and/or paid for such eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016). The second part of the incentive fee equals 20.0% of our net realized gains for the calendar year less any unrealized losses for such year and will be payable at the end of each calendar year. It should be noted that no capital gains incentive fee was calculated as of June 30, 2023, which is calculated based upon an assumed liquidation of the entire portfolio, and no other changes in realized or unrealized gains and losses, as of June 30, 2023 and the termination of the Investment Advisory Agreement on such date. For a detailed discussion of the calculation of the incentive fees, see “Management and Other Agreements” in the accompanying prospectus.

[7]	“Other expenses” (approximately $4.4 million) are based on the actual expenses for the six months ended June 30, 2023, and adjusted for any new and non-recurring expenses. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.
[8]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then OXSQ’s total annual expenses would have been 18.42%.
[9]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[10]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[11]	sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value, or “NAV,” per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.
[12]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[13]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[14]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.